CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Subscription	$ 281,581	$ 250,839	$ 196,858
Platform-derived	92,492	156,274	159,108
Total revenue	374,073	407,113	355,966
Cost of revenue:
Subscription	(39,068)	(30,027)	(27,064)
Platform-derived	(12,759)	(38,818)	(27,320)
Total cost of revenue	(51,827)	(68,845)	(54,384)
Gross profit	322,246	338,268	301,582
Operating expenses:
Research and development	(70,168)	(60,885)	(55,485)
Sales and marketing	(96,950)	(96,382)	(92,198)
General and administrative	(75,790)	(70,902)	(73,491)
Total operating expenses	(242,908)	(228,169)	(221,174)
Operating income	79,338	110,099	80,408
Other income (expense):
Interest income	103	90	132
Interest and finance cost	(3,997)	(7,954)	(21,167)
Other, net	(1,431)	485	(1,904)
Other income and expense, net	(5,325)	(7,379)	(22,939)
Income before income taxes and loss from investment in equity affiliate	74,013	102,720	57,469
Income tax provision	(19,579)	(39,006)	(11,141)
Loss from investment in equity affiliate, net of tax			(511)
Net income	54,434	63,714	45,817
Less: Net income attributable to redeemable noncontrolling interests	8
Net income attributable to AVG Technologies N.V.	54,426	63,714	45,817
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders:
Net income	54,426	63,714	45,817
Preferred share dividends			(753)
Redeemable noncontrolling interest	(534)
Net income available to ordinary shareholders - basic	53,892	63,714	45,064
Net income available to ordinary shareholders - diluted	$ 53,892	$ 63,714	$ 45,817
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders - basic	$ 1.03	$ 1.18	$ 0.86
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders - diluted	$ 1.02	$ 1.16	$ 0.84
Weighted-average shares outstanding - basic	52,219,176	54,208,065	52,395,427
Weighted-average shares outstanding - diluted	52,591,435	54,710,704	54,308,518
Cash dividends declared per preferred share			$ 0.21